RECEIVABLES (Details 8) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Managed Receivables
Total managed receivables	$ 11,416,183	$ 10,901,963		$ 9,601,698	$ 8,952,044
Principal More Than 30 Days Delinquent		55,446		76,058
Net Credit Losses		29,379		44,159
Comprised of receivables held in portfolio	11,377,132	10,854,596	10,144,982	9,493,222
Sold retail and other notes and finance leases	39,051	47,367		108,476
Retail and other notes and finance leases
Managed Receivables
Total managed receivables		7,636,790		6,629,582
Principal More Than 30 Days Delinquent		53,245		71,683
Net Credit Losses		27,834		31,993
Wholesale
Managed Receivables
Total managed receivables		3,265,173		2,972,116
Principal More Than 30 Days Delinquent		2,201		4,375
Net Credit Losses		$ 1,545		$ 12,166